UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Ste 450, Cincinatti, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	9/30

Date of reporting period:	9/30/25

Item 1. Reports to Stockholders.

(a)

Persimmon Long/Short Fund

Class I (LSEIX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Persimmon Long/Short Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.persimmonfunds.com/documents. You can also request this information by contacting us at 1-855-233-8300.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$224	2.13%

How did the Fund perform during the reporting period?

The preceding fiscal year was characterized by the unrelenting dominance of the Artificial Intelligence (AI) theme set against a challenging and volatile macroeconomic environment. This backdrop included a new administration in the United States, the emergence of Chinese competition in the AI arms race, and a burgeoning global trade war. The S&P 500 posted a significant return of 17.56%, with performance highly concentrated in the mega-cap technology sector, driven by massive capital expenditure. Accordingly, Momentum and High Beta were the leading market factors. The Fund, which employs a long equity strategy alongside a dynamic hedging program, successfully capitalized on this trend by maintaining a high net long exposure (Beta), resulting in a return of 9.81%.

The supportive environment presented unique challenges for risk management, particularly during two sharp, event-driven selloffs: the DeepSeek market shock and the "Liberation Day" selloff, which was triggered by aggressive, blanket tariff announcements. The S&P 500 experienced severe, multi-day declines; for instance, the Liberation Day event saw a drop exceeding 10%. In both instances, however, the market staged an immediate and powerful V-shaped rebound. This rapid recovery was driven by the stability of underlying economic fundamentals and swift policy reversals that calmed investor panic.

Consequently, the Fund’s systematic, short-term hedging system proved to be a modest detractor to performance. The model, which is designed to reduce market risk, correctly increased its hedge ratio during the initial drops. However, the subsequent rapid V-shaped rallies forced the Fund to cover these hedges at a higher price shortly thereafter, effectively locking in losses and causing the Fund to under-participate in the market's quick bounce back. These swift reversals demonstrated that the market dislocations were emotional, event-driven shocks within a secular bull market, not the onset of a sustained downturn that would have rewarded sustained defensive positioning.

Despite the active headwinds created by the market’s unpredictable and rapid V-shaped recoveries, the advisor is pleased with the Fund’s performance over the past year. Achieving a 9.81% return in an environment where the systematic hedging overlay was a modest detractor speaks to the strength of the strategy. The Fund successfully navigated a highly concentrated and volatile market to generate solid absolute returns for investors while still maintaining a disciplined approach to risk.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Persimmon Long/Short Fund Class I	HFRX Equity Hedge Index	S&P 500® Index
Sep-2015	$100,000	$100,000	$100,000
Sep-2016	$99,983	$100,127	$115,430
Sep-2017	$107,866	$108,050	$136,911
Sep-2018	$114,220	$109,989	$161,433
Sep-2019	$106,544	$108,450	$168,300
Sep-2020	$112,372	$108,026	$193,796
Sep-2021	$126,606	$127,187	$251,944
Sep-2022	$118,579	$124,297	$212,963
Sep-2023	$127,462	$130,419	$259,000
Sep-2024	$165,882	$145,226	$353,150
Sep-2025	$182,149	$157,748	$415,297

Average Annual Total Returns

	1 Year	5 Years	10 Years
Persimmon Long/Short Fund Class I	9.81%	10.14%	6.18%
HFRX Equity Hedge Index	8.62%	7.87%	4.66%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$43,717,707
Number of Portfolio Holdings	376
Advisory Fee	$516,459
Portfolio Turnover	509%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.4%
Money Market Funds	3.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.4%
Real Estate	1.5%
Materials	2.0%
Utilities	2.4%
Energy	3.4%
Money Market	3.7%
Consumer Staples	5.8%
Communications	8.1%
Consumer Discretionary	9.6%
Health Care	9.9%
Industrials	10.1%
Financials	12.6%
Technology	35.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	6.6%
Microsoft Corporation	6.6%
Apple, Inc.	6.0%
Amazon.com, Inc.	4.2%
First American Government Obligations Fund, Class X	3.7%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	3.1%
Alphabet, Inc., Class C	2.2%
Berkshire Hathaway, Inc., Class B	1.7%
JPMorgan Chase & Company	1.7%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Persimmon Long/Short Fund - Class I (LSEIX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.persimmonfunds.com/documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-LSEIX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)ii	The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item 3.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 - $17,500

2024 - $17,250

(c)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

2025 - None

2024 - None

(d)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

(e)

2025 - $4,000

2024 - $4,000

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended September 30, 2025 and 2024 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended September 30, 2025 and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Class I Shares – LSEIX

Annual Financial Statements

and Additional Information

September 30, 2025

PERSIMMON LONG/SHORT FUND

SCHEDULE OF INVESTMENTS

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 100.7%
	ADVERTISING & MARKETING - 0.1%
383	Interpublic Group of Companies, Inc. (The)	$10,690
230	Omnicom Group, Inc.	18,751
		29,441
	AEROSPACE & DEFENSE - 2.1%
558	Boeing Company (The)(a)	120,432
240	General Dynamics Corporation	81,840
364	Howmet Aerospace, Inc.	71,428
48	Huntington Ingalls Industries, Inc.	13,820
234	L3Harris Technologies, Inc.	71,466
230	Lockheed Martin Corporation, Class B	114,818
174	Northrop Grumman Corporation	106,022
1,536	RTX Corporation	257,018
45	Teledyne Technologies, Inc.(a)	26,372
253	Textron, Inc.	21,376
46	TransDigm Group, Inc.	60,629
		945,221
	APPAREL & TEXTILE PRODUCTS - 0.3%
1,239	NIKE, Inc., Class B	86,396
52	Ralph Lauren Corporation	16,305
310	Tapestry, Inc.	35,098
		137,799
	ASSET MANAGEMENT - 0.9%
109	Ameriprise Financial, Inc.	53,546
120	Blackrock, Inc.	139,905
1,157	Charles Schwab Corporation (The)	110,459
264	Franklin Resources, Inc.	6,106
392	Invesco Ltd.	8,992
186	Raymond James Financial, Inc.	32,104
217	T Rowe Price Group, Inc.	22,273
		373,385
	AUTOMOTIVE - 0.3%
235	Aptiv Holdings Ltd.(a)	20,262
198	BorgWarner, Inc.	8,704
3,772	Ford Motor Company	45,113

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 100.7% (Continued)
	AUTOMOTIVE - 0.3% (Continued)
1,149	General Motors Company	$70,054
		144,133
	BANKING - 4.3%
7,503	Bank of America Corporation	387,080
2,039	Citigroup, Inc.	206,959
442	Citizens Financial Group, Inc.	23,497
147	Comerica, Inc.	10,072
730	Fifth Third Bancorp	32,522
1,082	Huntington Bancshares, Inc.	18,686
2,363	JPMorgan Chase & Company	745,361
1,054	KeyCorporation	19,699
442	PNC Financial Services Group, Inc. (The)	88,811
975	Regions Financial Corporation	25,711
3,798	Wells Fargo & Company	318,348
		1,876,746
	BEVERAGES - 1.2%
3,879	Coca-Cola Company (The)	257,255
162	Constellation Brands, Inc., Class A	21,817
179	Molson Coors Beverage Company, Class B	8,100
790	Monster Beverage Corporation(a)	53,175
1,355	PepsiCo, Inc.	190,296
		530,643
	BIOTECH & PHARMA - 4.5%
1,693	AbbVie, Inc.	391,997
577	Amgen, Inc.	162,829
762	Eli Lilly & Company	581,405
2,102	Johnson & Johnson	389,753
2,403	Merck & Company, Inc.	201,684
80	Regeneron Pharmaceuticals, Inc.	44,982
258	Vertex Pharmaceuticals, Inc.(a)	101,043
359	Zoetis, Inc.	52,529
		1,926,222

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 100.7% (Continued)
	CABLE & SATELLITE - 0.3%
4,450	Comcast Corporation, Class A	$139,819

	CHEMICALS - 1.5%
224	Air Products and Chemicals, Inc.	61,089
103	Albemarle Corporation	8,351
92	Avery Dennison Corporation	14,920
119	Celanese Corporation	5,008
239	CF Industries Holdings, Inc.	21,438
764	Corteva, Inc.	51,669
723	Dow, Inc.	16,578
676	DuPont de Nemours, Inc.	52,660
126	Eastman Chemical Company	7,944
506	Linde PLC	240,351
228	LyondellBasell Industries N.V., Class A	11,181
362	Mosaic Company (The)	12,554
241	PPG Industries, Inc.	25,332
252	Sherwin-Williams Company (The)	87,258
		616,333
	COMMERCIAL SUPPORT SERVICES - 0.5%
296	Cintas Corporation	60,757
211	Republic Services, Inc.	48,420
114	Robert Half, Inc.	3,874
210	Rollins, Inc.	12,335
410	Waste Management, Inc.	90,541
		215,927
	CONSTRUCTION MATERIALS - 0.2%
67	Martin Marietta Materials, Inc.	42,229
143	Vulcan Materials Company	43,989
		86,218
	CONTAINERS & PACKAGING - 0.1%
1,530	Amcor PLC	12,515
392	International Paper Company	18,189
94	Packaging Corporation of America	20,486

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 100.7% (Continued)
	CONTAINERS & PACKAGING - 0.1% (Continued)
314	Smurfit WestRock PLC	$13,367
		64,557
	DATA CENTER REIT - 0.2%
206	Digital Realty Trust, Inc.	35,613
82	Equinix, Inc.	64,226
		99,839
	DIVERSIFIED INDUSTRIALS - 1.9%
151	Dover Corporation	25,191
364	Eaton Corporation PLC	136,227
611	Emerson Electric Company	80,151
1,155	General Electric Company	347,447
728	Honeywell International, Inc.	153,244
296	Illinois Tool Works, Inc.	77,185
154	Pentair PLC	17,057
		836,502
	E-COMMERCE DISCRETIONARY - 4.4%
8,300	Amazon.com, Inc.(a),(d)	1,822,432
740	eBay, Inc.	67,303
		1,889,735
	ELECTRIC UTILITIES - 2.2%
691	AES Corporation (The)	9,094
279	Alliant Energy Corporation	18,807
277	Ameren Corporation	28,913
540	American Electric Power Company, Inc.	60,750
521	CenterPoint Energy, Inc.	20,215
327	CMS Energy Corporation	23,956
298	Consolidated Edison, Inc.	29,955
341	Constellation Energy Corporation	112,213
204	DTE Energy Company	28,852
685	Duke Energy Corporation	84,769
399	Edison International	22,057
428	Entergy Corporation	39,885
1,024	Exelon Corporation	46,090
621	FirstEnergy Corporation	28,454

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 100.7% (Continued)
	ELECTRIC UTILITIES - 2.2% (Continued)
1,908	NextEra Energy, Inc.	$144,035
238	NRG Energy, Inc.	38,544
815	PPL Corporation	30,285
561	Public Service Enterprise Group, Inc.	46,821
622	Sempra	55,968
1,131	Southern Company (The)	107,185
		976,848
	ELECTRICAL EQUIPMENT - 1.9%
140	A O Smith Corporation	10,277
96	Allegion plc	17,026
218	AMETEK, Inc.	40,984
1,168	Amphenol Corporation, Class A	144,540
729	Carrier Global Corporation	43,521
316	Fortive Corporation	15,481
288	GE Vernova, LLC	177,090
810	Johnson Controls International plc	89,060
193	Keysight Technologies, Inc.(a)	33,760
397	Otis Worldwide Corporation	36,298
105	Ralliant Corporation	4,592
103	Rockwell Automation, Inc.	36,002
321	TE Connectivity plc	70,469
249	Trane Technologies PLC	105,068
		824,168
	ENGINEERING & CONSTRUCTION - 0.2%
134	Jacobs Solutions, Inc.	20,081
155	Quanta Services, Inc.	64,235
		84,316
	ENTERTAINMENT CONTENT - 0.3%
319	Electronic Arts, Inc.	64,342
339	Fox Corporation, Class A	21,377
154	Fox Corporation, Class B	8,823
122	Take-Two Interactive Software, Inc.(a)	31,520
		126,062

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 100.7% (Continued)
	FOOD - 0.5%
524	Conagra Brands, Inc.	$9,594
649	General Mills, Inc.	32,723
168	Hershey Company (The)	31,424
269	Kellanova	22,063
139	Lamb Weston Holdings, Inc.	8,073
1,397	Mondelez International, Inc., Class A	87,272
635	The Kraft Heinz Company	16,535
		207,684
	GAS & WATER UTILITIES - 0.2%
201	American Water Works Company, Inc.	27,977
132	Atmos Energy Corporation	22,539
372	NiSource, Inc.	16,108
		66,624
	HEALTH CARE FACILITIES & SERVICES - 2.4%
291	Cardinal Health, Inc.	45,675
157	Cencora, Inc.	49,067
657	Centene Corporation(a)	23,442
325	Cigna Group (The)	93,681
1,386	CVS Health Corporation	104,491
88	DaVita, Inc.(a)	11,693
252	Elevance Health, Inc.	81,426
257	HCA Healthcare, Inc.	109,533
142	Henry Schein, Inc.(a)	9,425
135	Humana, Inc.	35,123
174	IQVIA Holdings, Inc.(a)	33,050
95	Labcorp Holdings, Inc.	27,271
190	McKesson Corporation	146,783
130	Quest Diagnostics, Inc.	24,775
738	UnitedHealth Group, Inc.	254,831
76	Universal Health Services, Inc., Class B	15,537
		1,065,803
	HEALTH CARE REIT - 0.4%
373	Ventas, Inc.	26,106

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 100.7% (Continued)
	HEALTH CARE REIT - 0.4% (Continued)
410	Welltower, Inc.	$73,038
		99,144
	HOME CONSTRUCTION - 0.3%
274	DR Horton, Inc.	46,434
287	Masco Corporation	20,202
3	NVR, Inc.(a)	24,104
213	PulteGroup, Inc.	28,144
		118,884
	HOTEL OWNERS & DEVELOPERS REIT - 0.0%(b)
143	Millrose Properties, Inc.	4,806

	HOTEL REIT - 0.0%(b)
699	Host Hotels & Resorts, Inc.	11,897

	HOUSEHOLD PRODUCTS - 1.0%
272	Church & Dwight Company, Inc.	23,835
826	Colgate-Palmolive Company	66,030
2,385	Procter & Gamble Company (The)	366,456
		456,321
	INDUSTRIAL REIT - 0.3%
866	Prologis, Inc.	99,175

	INDUSTRIAL SUPPORT SERVICES - 0.4%
1,100	Fastenal Company	53,944
66	United Rentals, Inc.	63,008
41	WW Grainger, Inc.	39,071
		156,023
	INSTITUTIONAL FINANCIAL SERVICES - 2.1%
922	Bank of New York Mellon Corporation (The)	100,461
118	Cboe Global Markets, Inc.	28,940
387	CME Group, Inc.	104,564
326	Goldman Sachs Group, Inc. (The)	259,609
588	Intercontinental Exchange, Inc.	99,066
1,418	Morgan Stanley	225,405

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 100.7% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.1% (Continued)
351	Nasdaq, Inc.	$31,046
231	Northern Trust Corporation	31,093
384	State Street Corporation	44,548
		924,732
	INSURANCE - 4.5%
795	Aflac, Inc.	88,802
356	Allstate Corporation (The)	76,415
753	American International Group, Inc.	59,141
220	Aon PLC, Class A	78,448
164	Arthur J. Gallagher & Company	50,797
67	Assurant, Inc.	14,512
1,492	Berkshire Hathaway, Inc., Class B(a)	750,088
464	Chubb Ltd.	130,964
237	Cincinnati Financial Corporation	37,470
38	Everest Group Ltd.	13,309
111	Globe Life, Inc.	15,870
396	Hartford Insurance Group, Inc. (The)	52,822
259	Loews Corporation	26,001
532	Marsh & McLennan Companies, Inc.	107,214
806	MetLife, Inc.	66,390
227	Principal Financial Group, Inc.	18,821
652	Progressive Corporation (The)	161,011
407	Prudential Financial, Inc.	42,222
293	Travelers Companies, Inc. (The)	81,811
328	W R Berkley Corporation	25,131
134	Willis Towers Watson PLC	46,290
		1,943,529
	INTERNET MEDIA & SERVICES - 7.2%
5,680	Alphabet, Inc., Class A(d)	1,380,808
3,960	Alphabet, Inc., Class C(d)	964,458
41	Booking Holdings, Inc.	221,370
121	Expedia Group, Inc.	25,864
463	Netflix, Inc.(a)	555,100
		3,147,600

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 100.7% (Continued)
	LEISURE FACILITIES & SERVICES - 1.6%
369	Carnival Corporation(a)	$10,668
1,150	Chipotle Mexican Grill, Inc.(a)	45,069
113	Darden Restaurants, Inc.	21,511
38	Domino’s Pizza, Inc.	16,405
284	Hilton Worldwide Holdings, Inc.	73,681
127	Live Nation Entertainment, Inc.(a)	20,752
258	Marriott International, Inc., Class A	67,194
707	McDonald’s Corporation	214,849
475	MGM Resorts International(a)	16,464
210	Norwegian Cruise Line Holdings Ltd.(a)	5,172
166	Royal Caribbean Cruises Ltd.	53,714
1,246	Starbucks Corporation	105,411
92	Wynn Resorts Ltd.	11,801
319	Yum! Brands, Inc.	48,488
		711,179
	MACHINERY - 1.4%
581	Caterpillar, Inc.	277,225
323	Deere & Company	147,695
73	IDEX Corporation	11,881
342	Ingersoll Rand, Inc.	28,256
109	Parker-Hannifin Corporation	82,638
51	Snap-on, Inc.	17,673
205	Veralto Corporation	21,855
186	Xylem, Inc.	27,435
		614,658
	MEDICAL EQUIPMENT & DEVICES - 3.0%
1,715	Abbott Laboratories	229,708
44	ABIOMED, Inc. - CVR(a)	-
299	Agilent Technologies, Inc.	38,377
1,472	Boston Scientific Corporation(a)	143,711
192	Cooper Companies, Inc. (The)(a)	13,164
615	Danaher Corporation	121,930
376	DexCom, Inc.(a)	25,301
681	Edwards Lifesciences Corporation(a)	52,961

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 100.7% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.0% (Continued)
385	GE HealthCare Technologies, Inc.	$28,914
249	Hologic, Inc.(a)	16,805
79	IDEXX Laboratories, Inc.(a)	50,472
342	Intuitive Surgical, Inc.(a)	152,953
23	Mettler-Toledo International, Inc.(a)	28,235
139	ResMed, Inc.	38,048
83	STERIS PLC	20,538
335	Stryker Corporation	123,839
395	Thermo Fisher Scientific, Inc.	191,583
61	Waters Corporation(a)	18,288
74	West Pharmaceutical Services, Inc.	19,412
		1,314,239
	METALS & MINING - 0.1%
1,337	Freeport-McMoRan, Inc.	52,437

	OIL & GAS PRODUCERS - 3.2%
372	APA Corporation	9,032
2,126	Chevron Corporation	330,147
1,469	ConocoPhillips	138,953
411	Coterra Energy, Inc.	9,720
376	Devon Energy Corporation	13,183
160	Diamondback Energy, Inc.	22,896
573	EOG Resources, Inc.	64,245
3,598	Exxon Mobil Corporation	405,674
637	Marathon Petroleum Corporation	122,775
850	Occidental Petroleum Corporation	40,163
436	ONEOK, Inc.	31,815
424	Phillips 66	57,672
398	Valero Energy Corporation	67,763
1,200	Williams Companies, Inc. (The)	76,020
		1,390,058
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
649	Baker Hughes Company	31,619
865	Halliburton Company	21,279

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 100.7% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 0.2% (Continued)
1,377	SLB Ltd.	$47,328
		100,226
	PUBLISHING & BROADCASTING - 0.0%(b)
306	News Corporation, Class A	9,397
101	News Corporation, Class B	3,490
		12,887
	REAL ESTATE INVESTMENT TRUSTS - 0.1%
316	Iron Mountain, Inc.	32,213

	REAL ESTATE SERVICES - 0.1%
330	CBRE Group, Inc., Class A(a)	51,995

	RESIDENTIAL REIT - 0.1%
137	AvalonBay Communities, Inc.	26,464
334	Equity Residential	21,620
64	Essex Property Trust, Inc.	17,130
117	Mid-America Apartment Communities, Inc.	16,348
		81,562
	RETAIL - CONSUMER STAPLES - 2.0%
392	Costco Wholesale Corporation	362,847
247	Dollar Tree, Inc.(a)	23,309
900	Kroger Company (The)	60,669
455	Target Corporation	40,814
3,789	Walmart, Inc.	390,493
		878,132
	RETAIL - DISCRETIONARY - 2.6%
23	AutoZone, Inc.(a)	98,676
216	Bath & Body Works, Inc.	5,564
213	Best Buy Company, Inc.	16,107
149	Genuine Parts Company	20,651
1,006	Home Depot, Inc. (The)	407,620
767	Lowe’s Companies, Inc.	192,755
1,125	O’Reilly Automotive, Inc.(a)	121,286
356	Ross Stores, Inc.	54,251

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 100.7% (Continued)
	RETAIL - DISCRETIONARY - 2.6% (Continued)
1,188	TJX Companies, Inc. (The)	$171,714
570	Tractor Supply Company	32,416
61	Ulta Beauty, Inc.(a)	33,352
		1,154,392
	RETAIL REIT - 0.1%
69	Federal Realty Investment Trust	6,990
425	Kimco Realty Corporation	9,286
155	Regency Centers Corporation	11,300
323	Simon Property Group, Inc.	60,617
		88,193
	SELF-STORAGE REIT - 0.1%
123	Extra Space Storage, Inc.	17,336
151	Public Storage	43,616
		60,952
	SEMICONDUCTORS - 12.9%
909	Advanced Micro Devices, Inc.(a)	147,067
531	Analog Devices, Inc.	130,467
984	Applied Materials, Inc.	201,464
4,100	Broadcom, Inc.	1,352,632
153	KLA Corporation	165,026
1,350	Lam Research Corporation	180,765
432	Microchip Technology, Inc.	27,743
942	Micron Technology, Inc.	157,615
15,560	NVIDIA Corporation	2,903,186
1,140	QUALCOMM, Inc.	189,650
100	Sandisk Corporation(a)	11,220
899	Texas Instruments, Inc.	165,173
		5,632,008
	SOFTWARE - 9.8%
441	Adobe, Inc.(a)	155,563
150	Akamai Technologies, Inc.(a)	11,364
224	Autodesk, Inc.(a)	71,158
261	Cadence Design Systems, Inc.(a)	91,679
650	Fortinet, Inc.(a)	54,652

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 100.7% (Continued)
	SOFTWARE - 9.8% (Continued)
581	Gen Digital, Inc.	$16,495
246	Intuit, Inc.	167,996
5,544	Microsoft Corporation(d)	2,871,514
1,307	Oracle Corporation	367,580
95	Roper Technologies, Inc.	47,376
771	Salesforce, Inc.	182,727
169	ServiceNow, Inc.(a)	155,527
163	Synopsys, Inc.(a)	80,423
40	Tyler Technologies, Inc.(a)	20,926
		4,294,980
	SPECIALTY FINANCE - 0.9%
643	American Express Company	213,579
722	Capital One Financial Corporation	153,483
541	Synchrony Financial	38,438
		405,500
	STEEL - 0.1%
304	Nucor Corporation	41,171

	TECHNOLOGY HARDWARE - 7.9%
10,318	Apple, Inc.(d)	2,627,272
816	Arista Networks, Inc.(a)	118,899
4,461	Cisco Systems, Inc.	305,222
61	F5, Inc.(a)	19,715
568	Fiserv, Inc.(a)	73,232
149	Garmin Ltd.	36,687
1,288	Hewlett Packard Enterprise Company	31,633
1,352	HP, Inc.	36,815
161	Motorola Solutions, Inc.	73,624
217	NetApp, Inc.	25,706
217	Seagate Technology Holdings PLC	51,225
302	Western Digital Corporation	36,258
		3,436,288
	TECHNOLOGY SERVICES - 4.8%
643	Accenture PLC, Class A	158,564

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 100.7% (Continued)
	TECHNOLOGY SERVICES - 4.8% (Continued)
142	Amentum Holdings, Inc.(a)	$3,401
435	Automatic Data Processing, Inc.	127,673
115	Broadridge Financial Solutions, Inc.	27,390
142	CDW Corporation	22,618
114	Equifax, Inc.	29,244
88	Gartner, Inc.(a)	23,133
897	International Business Machines Corporation	253,098
80	Jack Henry & Associates, Inc.	11,914
124	Leidos Holdings, Inc.	23,431
855	Mastercard, Inc., Class A	486,332
166	Moody’s Corporation	79,096
83	MSCI, Inc.	47,095
311	Paychex, Inc.	39,422
293	S&P Global, Inc.	142,606
170	Verisk Analytics, Inc.	42,757
1,637	Visa, Inc., Class A	558,838
		2,076,612
	TELECOMMUNICATIONS - 0.2%
424	T-Mobile US, Inc.	101,497

	TOBACCO & CANNABIS - 0.9%
1,895	Altria Group, Inc.	125,184
1,586	Philip Morris International, Inc.	257,249
		382,433
	TRANSPORTATION & LOGISTICS - 1.3%
442	American Airlines Group, Inc.(a)	4,968
134	CH Robinson Worldwide, Inc.	17,742
2,331	CSX Corporation	82,774
620	Delta Air Lines, Inc.	35,185
179	Expeditors International of Washington, Inc.	21,944
221	FedEx Corporation	52,114
89	JB Hunt Transport Services, Inc.	11,941
253	Norfolk Southern Corporation	76,004
188	Old Dominion Freight Line, Inc.	26,467

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 100.7% (Continued)
	TRANSPORTATION & LOGISTICS - 1.3% (Continued)
646	Union Pacific Corporation	$152,694
244	United Airlines Holdings, Inc.(a)	23,546
706	United Parcel Service, Inc., Class B	58,972
		564,351
	TRANSPORTATION EQUIPMENT - 0.3%
149	Cummins, Inc.	62,933
534	PACCAR, Inc.	52,503
178	Westinghouse Air Brake Technologies Corporation	35,684
		151,120
	WHOLESALE - CONSUMER STAPLES - 0.2%
612	Archer-Daniels-Midland Company	36,561
526	Sysco Corporation	43,311
		79,872
	WHOLESALE - DISCRETIONARY - 0.1%
704	Copart, Inc.(a)	31,658
268	LKQ Corporation	8,185
39	Pool Corporation	12,093
		51,936

	TOTAL COMMON STOCKS (Cost $17,430,821)	43,987,027

	SHORT-TERM INVESTMENT — 3.7%
	MONEY MARKET FUND - 3.7%
1,633,007	First American Government Obligations Fund, Class X, 4.04% (Cost $1,633,007)(c)	1,633,007

	TOTAL INVESTMENTS - 104.4% (Cost $19,063,828)	$45,620,034
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.4)%	(1,902,327)
	NET ASSETS - 100.0%	$43,717,707

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

LLC	Limited Liability Company
LTD	Limited Company
MSCI	Morgan Stanley Capital International
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2025.
(d)	Securities held at broker to use as collateral for future derivative instruments. As of September 30, 2025, securities had a market value of $8,894,583.

See accompanying notes to financial statements.

Persimmon Long/Short Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2025

ASSETS
Investment securities:
At cost	$19,063,828
At fair value	45,620,034
Dividends and Interest receivable	21,959
Prepaid expenses and other assets	17,059
TOTAL ASSETS	45,659,052

LIABILITIES
Due to broker	1,854,610
Investment advisory fees payable, net	44,658
Fees payable to other affiliates	33,297
Accrued expenses and other liabilities	8,780
TOTAL LIABILITIES	1,941,345
NET ASSETS	$43,717,707

Composition of Net Assets:
Paid in capital	$20,438,023
Accumulated earnings	23,279,684
NET ASSETS	$43,717,707

Net Asset Value Per Share:
Class I Shares:
Net Assets	$43,717,707
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,569,241
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$17.02

(a)	The Fund will impose a 1.00% redemption fee for any redemptions of Fund shares occurring within 60 days of purchase.

See accompanying notes to financial statements.

Persimmon Long/Short Fund

STATEMENT OF OPERATIONS

For the Year Ended September 30, 2025

INVESTMENT INCOME
Dividends	$426,274
Interest	32,946
Less: Foreign withholding taxes	(257)
TOTAL INVESTMENT INCOME	458,963

EXPENSES
Advisory fees	516,459
Dividend expense on short sales	97,521
Administrative services fees	93,973
Compliance officer fees	31,534
Transfer agent fees	28,969
Accounting services fees	24,635
Audit fees	21,700
Trustees fees and expenses	16,993
Legal fees	16,360
Custodian fees	8,713
Printing and postage expenses	8,562
Registration fees	6,860
Insurance expense	4,670
Third party administrative service fees	253
Other expenses	3,148
TOTAL EXPENSES	880,350

NET INVESTMENT LOSS	(421,387)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	2,100,141
Securities sold short	(1,423,020)
Net Realized Gain	677,121

Net change in unrealized appreciation (depreciation) on:
Investments	3,615,148
Net Change in Unrealized Appreciation	3,615,148

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,292,269

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,870,882

See accompanying notes to financial statements.

Persimmon Long/Short Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	September 30, 2025	September 30, 2024
FROM OPERATIONS
Net investment loss	$(421,387)	$(145,705)
Net realized gain on investments, securities sold short and futures contracts	677,121	279,522
Net change in unrealized appreciation on investments and futures contracts	3,615,148	9,998,797
Net increase in net assets resulting from operations	3,870,882	10,132,614

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	1,263,612	723,912
Payments for shares redeemed:
Class I	(3,344,274)	(3,626,156)
Net decrease from shares of beneficial interest transactions	(2,080,662)	(2,902,244)

NET INCREASE IN NET ASSETS	1,790,220	7,230,370

NET ASSETS
Beginning of Year	41,927,487	34,697,117
End of Year	$43,717,707	$41,927,487

SHARE ACTIVITY

Class I:
Shares Sold	79,575	54,376
Shares Redeemed	(214,498)	(263,829)
Net decrease in shares of beneficial interest outstanding	(134,923)	(209,453)

See accompanying notes to financial statements.

Persimmon Long/Short Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	September 30, 2025	September 30, 2024	September 30, 2023	September 30, 2022		September 30, 2021
Net asset value, beginning of year	$15.50	$11.91	$11.08	$11.82		$10.50

Income (loss) from investment operations:
Net investment loss (1)	(0.16)	(0.05)	(0.05)	(0.06)		(0.08)
Net realized and unrealized gain (loss) (2)	1.68	3.64	0.88	(0.68)		1.40
Total from investment operations	1.52	3.59	0.83	(0.74)		1.32

Net asset value, end of year	$17.02	$15.50	$11.91	$11.08		$11.82

Total return (3)	9.81%	30.14%	7.49%	(6.26	)%(8)	12.57	%(8)

Net assets, at end of year (000s)	$43,718	$41,927	$34,697	$38,218		$37,378

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets before fee waiver/recapture (4)(6)(7)	2.13%	1.92%	2.09%	1.91%		2.07%
Ratio of net expenses to average net assets after fee waiver/recapture (6)(7)	2.13%	1.92%	2.09%	1.91%		2.15%
Ratio of net investment loss to average net assets before fee waiver/recapture (5)(7)	(1.02)%	(0.38)%	(0.44)%	(0.47)%		(0.62)%
Ratio of net investment loss to average net assets after fee waiver/recapture (5)(7)	(1.02)%	(0.38)%	(0.44)%	(0.47)%		(0.70)%
Portfolio Turnover Rate	509%	449%	0%	0%		6%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Realized and unrealized gains (loss) per share in this caption are balancing amounts necessary to reconcile the change in net assets value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions, if any. Total returns would have been lower absent the fee waiver.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.
(5)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(6)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets	1.89%	1.92%	1.93%	1.82%		2.01%
Net expenses to average net assets	1.89%	1.92%	1.93%	1.82%		2.09%

(7)	Ratio does not include the expenses of other investment companies in which the Fund invests.
(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Persimmon Long/Short Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2025

1.	ORGANIZATION

The Persimmon Long/Short Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on December 31, 2012. The Fund seeks long-term capital appreciation.

The Fund offers Class I shares. Effective May 25, 2016, sales and operations of Class A shares of the Fund were suspended. A principal of the investment advisor solely held the Class A shares for the period from October 1, 2015 to May 25, 2016. The Fund may recommence offering and operation of Class A shares of the Fund in the future. Class I shares of the Fund are sold at Net Asset Value (“NAV”) without an initial sales charge and are not subject to 12b-1 distribution fees. Class I shares are subject to a 1.00% redemption fee on redemptions made within 60 days of the original purchase.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

All investments in securities are recorded at their estimated fair values. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period ended. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Option contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost, which approximates fair value.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid investments, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to the advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation

Persimmon Long/Short Fund

NOTES TO FINANCIAL STATEMENT (Continued)

September 30, 2025

consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e., the exit price at the measurement date). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under U.S. GAAP are described below:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available and may require significant management judgment or estimation.

Persimmon Long/Short Fund

NOTES TO FINANCIAL STATEMENT (Continued)

September 30, 2025

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2025 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments*
Common Stocks	$43,987,027	$-	$-	$43,987,027
Short-Term Investment	1,633,007	-	-	1,633,007
Total	$45,620,034	$-	$-	$45,620,034

*	Refer to the Schedule of Investments for industry classification.

The Fund did not hold any Level 2 and Level 3 securities during the period. The were no transfers between levels during the period.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Transactions – The Fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines upon replacing the borrowed security, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

Persimmon Long/Short Fund

NOTES TO FINANCIAL STATEMENT (Continued)

September 30, 2025

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favourable to the Fund, the benefits realized by the Fund as a result of such favourable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. The Fund did not trade any options during the period October 1, 2024, through September 30, 2025.

Segregated Cash at Broker – The Fund, as of September 30, 2025, has $(1,854,610) due to the prime broker representing the proceeds of securities sold short. Withdrawal of these amounts is restricted based on the level of short trading in the Fund.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code, as amended, that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax years 2022-2024 or expected to be taken in the Fund’s 2025 returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Persimmon Long/Short Fund

NOTES TO FINANCIAL STATEMENT (Continued)

September 30, 2025

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the year ended September 30, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short sales and short-term investments amounted to $178,449,264 and $182,891,726 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Dakota Wealth Management, LLC. serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee computed and accrued daily and paid monthly, at an annual rate of 1.25% of the average daily net assets. For the year ended September 30, 2025, the advisory fees incurred by the Fund amounted to $516,459

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least February 1, 2026, to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expenses on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses (such as litigation expenses, which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Advisor))) will not exceed 1.99% of the daily average net assets attributable to Class I shares. The Advisor may seek reimbursement only for fees waived or expenses paid by it during the prior three years; provided, however, that such fees and expenses may only be reimbursed to the extent they were waived or paid after the date of the waiver agreement (or any similar agreement). Reimbursements will only be sought if total expenses remain below the expense’s limitation in place now or at the time of waiver or reimbursement. The Board may terminate this expense reimbursement arrangement at any time. For the year ended September 30, 2025, the Advisor did not recapture or reimburse any expenses. There are no future amounts eligible for recapture in future periods.

Northern Lights Distributors, LLC (the “Distributor) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s Class I shares. During the year ended September 30, 2025, the Distributor did not receive any underwriting commissions for sales of Class I shares.

In addition, certain affiliates of the Distributor provide ancillary services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Persimmon Long/Short Fund

NOTES TO FINANCIAL STATEMENT (Continued)

September 30, 2025

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at September 30, 2025, are as follows:

Cost for Federal Tax purposes	$19,051,593
Unrealized Appreciation	26,733,251
Unrealized Depreciation	(164,810)
Tax Net Unrealized Appreciation	$26,568,441

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the years ended September 30, 2025 and September 30, 2024 was as follows:

	Fiscal Year Ended September 30, 2025	Fiscal Year Ended September 30, 2024
Ordinary Income	$-	$-
Long-Term Capital Gain	-	-
Return of Capital	-	-
	$-	$-

As of September 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/ Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
$-	$-	$(307,960)	$(2,980,797)	$-	$26,568,441	$23,279,684

The difference between book basis and tax basis accumulated net investment losses, accumulated net realized gain (loss), and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for real estate investment trusts and C-Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $307,960.

At September 30, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Non-Expiring Short-Term	Non-Expiring Long-Term	Total	CLCF Utilized
$2,980,797	$-	$2,980,797	$-

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and tax adjustments for prior year tax returns, resulted in reclassification for the year ended September 30, 2025 as follows:

Paid in Capital	Accumulated Earnings
$(195,425)	$195,425

Persimmon Long/Short Fund

NOTES TO FINANCIAL STATEMENT (Continued)

September 30, 2025

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of September 30, 2025, for the benefit of their customers, Pershing was the record owner of 70.88% of the Fund’s outstanding shares and Charles Schwab was the record owner of 29.12% of the Fund’s outstanding shares.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

On November 19, 2025, the Board approved an interim advisory agreement with Persimmon Capital Management LP (“PCM”) that enables PCM to take over investment advisory duties from Dakota Wealth Management LLC. The Board also approved interim sub-advisory agreements between PCM and each of Hedgeye Asset Management LLC and Tidal Investments LLC. Once entered, each of the interim advisory agreement and sub-advisory agreements will be effective until it is approved by shareholders, or a 150 days, whichever is lesser.

Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust III

and the Shareholders of Persimmon Long/Short Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Persimmon Long/Short Fund (the Fund), including the schedule of investments, as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more Dakota Wealth management, LLC investment companies since 2017.

Denver, Colorado

November 26, 2025

Persimmon Long/Short Fund

ADDITIONAL INFORMATION (Unaudited)

September 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement

Renewal of Advisory Agreement – Persimmon Long/Short Fund*

In connection with a meeting held on August 26-27, 2025, the Board, comprised entirely of Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Dakota Wealth Management, LLC (the “Adviser”) and the Trust, with respect to Persimmon Long/Short Fund (“Persimmon”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Persimmon and the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Board recognized that the Adviser was established in 2019 and managed approximately $6.3 billion in assets. The Board acknowledged that the Adviser provided investment management, investment strategies, financial planning, trust and estate planning, and tax services. The Board reviewed the background of the Adviser’s key investment personnel taking into consideration their education and experience in the financial industry with strategy development, hedge funds, and wealth management. The Board acknowledged that to achieve Persimmon’s investment objective, the Adviser managed three sub-strategies including an equity strategy, a dynamic hedging strategy, and a tax management strategy. The Board highlighted that the Adviser built risk mitigation into Persimmon’s strategy through a dynamic hedging overlay which was designed to reduce equity volatility by selling exchange traded equity index futures contracts. The Board noted the Adviser monitored compliance by evaluating every trade prior to execution and reviewing portfolio reports from the custodian for post trade compliance testing to ensure accurate adherence with Persimmon’s investment limitations. The Board observed that the Adviser selected and approved broker-dealers on best execution. The Board observed that the Adviser continued to enhance its cybersecurity protocols and acknowledged that the Adviser did not currently use or plan to use artificial intelligence. The Board noted that the Adviser had reported no cybersecurity incidents, material compliance or litigation issues since the most recent renewal of the advisory agreement. The Board concluded that it could expect the Adviser to continue providing satisfactory service to Persimmon and its shareholders.

Performance. The Board observed that Persimmon earned a three-star Morningstar rating and underperformed the benchmark, peer group and Morningstar category over the 1-year period. The Board noted that Persimmon had outperformed its benchmark, peer group and Morningstar category over the 3-year and 5-year periods and outperformed its benchmark and peer group over the since inception period. The Board acknowledged that the Adviser attributed Persimmon’s short-term underperformance to the quick reversals in the market followed by brief periods of downside volatility. The Board concluded that Persimmon’s performance had been satisfactory.

Fees and Expenses. The Board recognized that Persimmon’s advisory fee and net expense ratio were each higher than its peer group and Morningstar category averages and medians, but lower than the Morningstar category

Persimmon Long/Short Fund

ADDITIONAL INFORMATION (Unaudited) (Continued)

September 30, 2025

high. The Board recalled that Persimmon justified its higher advisory fee and net expense ratio because Persimmon was actively traded compared to its peer group. The Board concluded that the advisory fee charged by the Adviser was not unreasonable.

Economies of Scale. The Board discussed Persimmon’s size and its prospects for growth, concluding that the Adviser had not yet achieved meaningful economies of scale that would justify the implementation of breakpoints. The Board noted the Adviser’s willingness to consider breakpoints as Persimmon reached a specified level of assets. The Board considered the protection from higher fees offered to shareholders from the expense limitation agreement. The Board agreed to monitor and address the issue at the appropriate time.

Profitability. The Board reviewed the Adviser’s profitability analysis and acknowledged that the Adviser had earned a modest profit in connection with its management of Persimmon. The Board concluded that the Adviser’s profitability was not excessive.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement and as assisted by the advice of independent counsel, the Board concluded that renewal of the Advisory Agreement was in the best interests of Persimmon and its shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of Persimmon.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, (1) by calling 1-855-233-8300, (2) on the Fund’s website at http://www.persimmonfunds.com, or (3) by referring to the Securities and Exchange Commission’s website at http://sec.gov. calling 1-855-233-8300 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Lights Fund Trust III

By (Signature and Title)	/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	12/05/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	12/05/25

By (Signature and Title)	/s/ Rich Gleason
Rich Gleason, Principal Financial Officer/Treasurer

Date	12/05/25